CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 1,448	$ 1,262	$ 1,088
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(334)	(290)	140
Preferred dividends of subsidiaries	(1)	(1)	(5)
San Diego Gas and Electric Company [Member]
Net income	606	527	435
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	10	(1)	19
Southern California Gas Company [Member]
Net income	420	333	365
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Net of Tax, Total	(1)
Before-Tax Amount [Member]
Net income	1,691	1,462	1,375
Comprehensive income, net of income tax
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(80)	(106)	13
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)	(20)	47
Other Comprehensive Income (Loss), Net of Tax, Total	(343)	(319)	171
Total comprehensive income	1,348	1,143	1,546
Preferred dividends of subsidiaries	(1)	(1)	(5)
Total comprehensive income, after preferred dividends of subsidiaries	1,347	1,142	1,541
Before-Tax Amount [Member] | San Diego Gas and Electric Company [Member]
Net income	871	777	602
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	7	(5)	3
Other Comprehensive Income (Loss), Net of Tax, Total	7	(5)	3
Total comprehensive income	878	772	605
Before-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	558	472	481
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	1		1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)		(2)
Other Comprehensive Income (Loss), Net of Tax, Total	(1)		(1)
Total comprehensive income	557	472	480
Income Tax (Expense) Benefit [Member]
Net income	(341)	(300)	(366)
Comprehensive income, net of income tax
Foreign currency translation adjustments	0	0	0
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	33	42	(4)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	1	8	(19)
Other Comprehensive Income (Loss), Net of Tax, Total	34	50	(23)
Total comprehensive income	(307)	(250)	(389)
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	(307)	(250)	(389)
Income Tax (Expense) Benefit [Member] | San Diego Gas and Electric Company [Member]
Net income	(284)	(270)	(191)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(3)	2	(1)
Other Comprehensive Income (Loss), Net of Tax, Total	(3)	2	(1)
Total comprehensive income	(287)	(268)	(192)
Income Tax (Expense) Benefit [Member] | Southern California Gas Company [Member]
Net income	(138)	(139)	(116)
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(1)		0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	1		1
Other Comprehensive Income (Loss), Net of Tax, Total	0		1
Total comprehensive income	(138)	(139)	(115)
Net-Of-Tax Amount [Member]
Net income	1,350	1,162	1,009
Comprehensive income, net of income tax
Foreign currency translation adjustments	(260)	(193)	111
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(47)	(64)	9
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)	(12)	28
Other Comprehensive Income (Loss), Net of Tax, Total	(309)	(269)	148
Total comprehensive income	1,041	893	1,157
Preferred dividends of subsidiaries	(1)	(1)	(5)
Total comprehensive income, after preferred dividends of subsidiaries	1,040	892	1,152
Net-Of-Tax Amount [Member] | San Diego Gas and Electric Company [Member]
Net income	587	507	411
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	4	(3)	2
Other Comprehensive Income (Loss), Net of Tax, Total	4	(3)	2
Total comprehensive income	591	504	413
Net-Of-Tax Amount [Member] | Southern California Gas Company [Member]
Net income	420	333	365
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	0		1
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(1)		(1)
Other Comprehensive Income (Loss), Net of Tax, Total	(1)		0
Total comprehensive income	419	333	365
Noncontrolling Interests [Domain]
Net income	98	100	79
Comprehensive income, net of income tax
Foreign currency translation adjustments	(30)	(20)	(27)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	5	(1)	19
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	(25)	(21)	(8)
Total comprehensive income	73	79	71
Preferred dividends of subsidiaries	0	0	0
Total comprehensive income, after preferred dividends of subsidiaries	73	79	71
Noncontrolling Interests [Domain] | San Diego Gas and Electric Company [Member]
Net income	19	20	24
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	6	2	17
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	0	0	0
Other Comprehensive Income (Loss), Net of Tax, Total	6	2	17
Total comprehensive income	25	22	41
Total Equity [Member]
Net income	1,448	1,262	1,088
Comprehensive income, net of income tax
Foreign currency translation adjustments	(290)	(213)	84
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	(42)	(65)	28
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(2)	(12)	28
Other Comprehensive Income (Loss), Net of Tax, Total	(334)	(290)	140
Total comprehensive income	1,114	972	1,228
Preferred dividends of subsidiaries	(1)	(1)	(5)
Total comprehensive income, after preferred dividends of subsidiaries	1,113	971	1,223
Total Equity [Member] | San Diego Gas and Electric Company [Member]
Net income	606	527	435
Comprehensive income, net of income tax
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	6	2	17
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	4	(3)	2
Other Comprehensive Income (Loss), Net of Tax, Total	10	(1)	19
Total comprehensive income	$ 616	$ 526	$ 454